Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Reform Act, Amount	$ 3,713	$ 0	$ 0
Current:
Federal	3,507	6,712	10,822
State and local	561	1,395	1,669
Foreign	183	175	139
Total current	4,251	8,282	12,630
Deferred:
Federal	156	1,498	(2,047)
State and local	564	296	(235)
Foreign	(54)	(1)	17
Total deferred	666	1,793	(2,265)
Income tax expense	$ 4,917	$ 10,075	$ 10,365